Contingencies (Details) $ in Millions, $ in Millions, $ in Millions				1 Months Ended									6 Months Ended		12 Months Ended
	Feb. 22, 2024 USD ($)	Nov. 10, 2023 USD ($)	Nov. 10, 2023 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 06, 2023	Nov. 10, 2023 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Cobre Panama
Contingencies
Impairments															$ 1,169.2
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Percentage of security deposit for notice of objection against reassessment													50.00%			50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 through 2018 and 2019 taxation years | Barbados
Contingencies
Provincial income taxes assessed													$ 80.9	$ 110.7
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 And 2015 and 2016 taxation years | Barbados
Contingencies
Provincial income taxes assessed													34.0	46.5
Canada Revenue Agency Reassessment Action | Tax Year 2019 | Barbados
Contingencies
Provincial income taxes assessed		$ 30.3	$ 41.5
Canada Revenue Agency Reassessment Action | Tax Year 2018 | Barbados
Contingencies
Provincial income taxes assessed		16.6	$ 22.7
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed				$ 34.1	$ 29.9	$ 490.3	$ 34.1	$ 29.9	$ 490.3	$ 34.1	$ 29.9	$ 490.3	21.8	29.9
Tax rate (as a percent)				30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Percentage of security deposit for notice of objection against reassessment				50.00%			50.00%			50.00%									50.00%	50.00%	50.00%
Canada Revenue Agency Reassessment Action | Tax year 2020 through 2023 | Barbados
Contingencies
Provincial income taxes assessed													234.6	$ 321.1
Canada Revenue Agency Reassessment Action | Reassessment for the 2017 taxation year | Barbados
Contingencies
Percentage of security deposit for notice of objection against reassessment																	50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2019 | Barbados
Contingencies
Contingent liability recorded		11.4																$ 15.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 | Barbados
Contingencies
Contingent liability recorded		6.4																8.8
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded				$ 8.8			$ 8.8			$ 8.8			8.8			$ 12.0			$ 12.0	$ 12.0	$ 12.0
Provincial income taxes assessed				21.8			21.8			21.8
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded													12.8			17.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded													17.8			24.4
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2020 through 2023 | Barbados
Contingencies
Contingent liability recorded													88.7			121.4
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 And 2015 and 2016 taxation years | Barbados
Contingencies
Contingent liability recorded													15.8			21.7
Canada Revenue Agency interest and other penalties | Tax Year 2019 | Barbados
Contingencies
Contingent liability recorded		10.2																14.0
Canada Revenue Agency interest and other penalties | Tax Year 2018 | Barbados
Contingencies
Contingent liability recorded		$ 7.0																$ 9.6
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded				$ 15.9			$ 15.9			$ 15.9			15.9			21.8
Canada Revenue Agency interest and other penalties | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded													33.0			45.3
Canada Revenue Agency interest and other penalties | Tax year 2020 through 2023 | Mexico
Contingencies
Contingent liability recorded																			$ 21.8	$ 21.8	$ 21.8
Canada Revenue Agency interest and other penalties | Tax year 2020 through 2023 | Barbados
Contingencies
Contingent liability recorded													$ 44.3			$ 60.7
Canada Panama Free Trade Agreement
Contingencies
Provincial income taxes assessed	$ 5,000.0